Quarterly Financial Information	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Information – (Unaudited)

The results of any single quarter are not necessarily indicative of the Company’s results for the full year. Net earnings of the Company are impacted in the first quarter by the additional battery product sales volume associated with the December holiday season. Data are computed independently for each of the periods presented. As a result, the sum of the amounts for the quarter may not equal the total for the year.

Fiscal 2012	First	Second	Third	Fourth
Net sales	$1,198.1	$1,101.8	$1,124.1	$1,143.2
Gross profit	564.5	517.2	528.8	527.4
Net earnings	143.8	77.9	70.2	117.0
Earnings per share:
Basic	$2.17	$1.19	$1.08	$1.86
Diluted	$2.15	$1.17	$1.06	$1.84

Items increasing/(decreasing) net earnings:
ASR integration/transaction costs	(0.9)	(1.5)	(1.5)	(1.4)
Other realignment/integration costs	—	(0.2)	(0.2)	(4.5)
Early termination of interest rate swap	—	—	(1.1)	—
Household Products restructuring	7.6	(1.2)	(0.4)	(0.3)
Litigation provision	—	—	(8.5)	8.5
Adjustments to valuation allowances and prior years tax accruals	—	—	4.2	2.8

Fiscal 2011	First	Second	Third	Fourth
Net sales	$1,177.1	$1,035.3	$1,234.5	$1,198.8
Gross profit	555.6	471.1	573.0	546.0
Net earnings	110.4	39.1	65.9	45.8
Earnings per share:
Basic	$1.56	$0.56	$0.95	$0.67
Diluted	$1.55	$0.55	$0.94	$0.67

Items increasing/(decreasing) net earnings:
Household Products restructuring	$(1.3)	$(30.0)	$(16.9)	$(15.3)
Early debt retirement/duplicate interest	—	—	(12.5)	(1.9)
ASR transaction costs/integration	(3.8)	(0.9)	(2.5)	(1.2)
Acquisition inventory valuation	(1.7)	(2.7)	—	—
Other realignment/integration costs	(0.2)	(1.9)	0.2	(0.1)
Venezuela devaluation/other impacts	(2.3)	1.0	—	(0.5)
Adjustments to valuation allowances and prior years tax accruals	—	—	1.1	(10.8)